Employee benefits plans - Economic actuarial assumptions and biometric data (Details) - Pension defined benefit plans [member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Retirement Age	65 years	65 years
Family Composition	4	4
Percentage of Plan Participants, Men Married At Least Four Years And Over Sixty-Five Years Of Age	90.00%	90.00%
Percentage of Permanency in the Plan	100.00%	100.00%
Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Nominal discount rate – medical assistance and life insurance	11.16%	9.14%
Actuarial assumption of medical cost trend rates [member]
Disclosure of defined benefit plans [line items]
Medical cost growth rate	6.86%	6.86%
Actuarial assumption of expected rates of inflation [member]
Disclosure of defined benefit plans [line items]
Nominal inflation	3.50%	3.50%
Actuarial Assumption, Aging Factor, Ages: 0 to 24 years
Disclosure of defined benefit plans [line items]
Percentage of Aging Factor	1.50%	1.50%
Actuarial Assumption, Aging Factor, Ages: 25 to 54 years
Disclosure of defined benefit plans [line items]
Percentage of Aging Factor	2.50%	2.50%
Actuarial Assumption, Aging Factor, Ages: 55 to 79 years
Disclosure of defined benefit plans [line items]
Percentage of Aging Factor	4.50%	4.50%
Actuarial Assumption, Aging Factor, Ages: Above 80 years
Disclosure of defined benefit plans [line items]
Percentage of Aging Factor	2.50%	2.50%
Actuarial assumption of mortality rates [member]
Disclosure of defined benefit plans [line items]
Description Of Biometric Table Of General Mortality	AT-2000	AT-2000
Description Of Biometric Table Of General Mortality For Disabled Persons	IAPB 57	IAPB 57
Percentage of Turnover	1.00%	1.00%